SUPPLEMENT DATED AUGUST 11, 2006 TO THE PROSPECTUS
                                DATED MAY 1, 2006

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

In the section entitled "REGULATORY AND LITIGATION MATTERS" for the JNL/Franklin Templeton Income Fund and JNL/Franklin Templeton Small Cap Value Fund please delete the section in its entirety and replace it with the following:

     REGULATORY AND LITIGATION MATTERS

     On August  2,  2004,  Franklin  Resources,  Inc.  announced  that  Advisers
     (investment manager to many of the funds within Franklin Templeton Investments, and an affiliate of the investment manager to the other funds) reached a settlement with the Securities and Exchange Commission (SEC) that resolved the issues resulting from the SEC's investigation of market timing activity in the Franklin Templeton Investments funds. Under the terms of the settlement and the SEC's administrative order, pursuant to which Advisers neither admitted nor denied any of the findings contained therein, Advisers agreed, among other matters, to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. Such a distribution plan has been prepared and submitted to the SEC for approval. The SEC anticipates that notice of this distribution plan will be published on or after September 15, 2006. After publication and comment, the proposed distribution plan will be submitted to the SEC for approval. When the SEC approves the proposed distribution plan, with modifications as appropriate, distributions will begin pursuant to that plan. The SEC anticipates the distribution will begin in the fall of 2006.

     Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the SEC's findings as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

     To date, more than 400 similar lawsuits against at least 19 different mutual fund companies, among other defendants, have been filed in federal district courts throughout the country. Because these cases involve common questions of fact, the Judicial Panel on Multidistrict Litigation (the Judicial Panel) ordered the creation of a multidistrict litigation in the United States District Court for the District of Maryland, entitled "In re Mutual Funds Investment Litigation" (the MDL). The Judicial Panel then transferred similar cases from different districts to the MDL for coordinated or consolidated pretrial proceedings.

     On December 13, 2004, Franklin Templeton Distributors, Inc. (Distributors) (the principal underwriter of shares of the Franklin Templeton mutual funds) and Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, in which Advisers and Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar), in accordance with a plan to be developed by an independent distribution consultant to be paid for by Advisers and Distributors. The SEC approved the independent distribution consultant's proposed plan of distribution arising from this SEC order, and disbursement of the settlement monies to the designated funds under this plan will be completed in August 2006, in accordance with the terms and conditions of the SEC's order and the plan.

     Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors, have also been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named investment managers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

     In addition, various subsidiaries of Franklin Resources, Inc., as well as certain Templeton funds, have also been named in several class action lawsuits originally filed in state courts in Illinois, alleging breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by such subsidiaries, and seeking, among other relief, monetary damages and attorneys' fees and costs. In April 2005, these lawsuits were removed to the United States District Court for the Southern District of Illinois. On July 12, 2005, the court dismissed one of these lawsuits and dismissed the remaining lawsuits on August 25, 2005. Plaintiffs are appealing the dismissals to the United States Court of Appeals.

     Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website. Any further updates on these matters will be disclosed on Franklin Resources, Inc.'s website at franklintempleton.com under "Statement on Current Industry Issues."

In the section entitled "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" for the JNL/JPMorgan International Equity Fund, please delete the first two paragraphs in its entirety and replace with the following:

     THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/JPMorgan International Equity Fund is J.P. Morgan Investment Management Inc. (J.P. Morgan), with principal offices at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. J.P. Morgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of December 31, 2005, J. P. Morgan and its affiliates had approximately $846 billion in assets under management.

In the section entitled "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" for the JNL/JPMorgan International Value Fund, please delete the first two paragraphs in their entirety and replace with the following:

     THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/JPMorgan International Value Fund is J.P. Morgan Investment Management Inc. (J.P. Morgan), with principal offices at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. J.P. Morgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of December 31, 2005, J. P. Morgan and its affiliates had approximately $846 billion in assets under management.

     The Fund has a portfolio management team that is responsible for the day-to-day management of the Fund. The portfolio management team is led by Jeroen Huysinga, Managing Director of J.P. Morgan, and Gerd Woort-Menker, Managing Director of J.P. Morgan. Mr. Huysinga, who is head of Global Equity, has been an international equity portfolio manager since 1997 and employed by J.P. Morgan since 1997. Mr. Woort-Menker who is a senior portfolio manager on the Global Equity team and the lead manager of the team's Value strategies, has been employed by J.P. Morgan 1987.


This Supplement is dated August 11, 2006.

(To be used with VC5995 Rev. 07/06, VC3656 Rev. 05/06, VC3657 Rev. 05/06, VC3723
Rev. 05/06,  VC5825 05/06,  NV3174CE Rev. 05/06,  NV3784 Rev. 05/06, VC4224 Rev.
05/06,  NV4224 Rev. 05/06,  VC5526 Rev. 05/06,  NV5526 Rev. 05/06, NV5825 05/06,
FVC4224FT Rev. 05/06,  VC5890 05/06,  VC5884 05/06,  VC5869 05/06, VC5885 05/06,
NV5869 05/06,  NV5890 05/06,  NV5884 05/06,  NV5885 05/06, HR105 Rev. 05/06, and
VC2440 Rev. 05/06.)

                                                                      V6027 8/06

                SUPPLEMENT DATED AUGUST 11, 2006 TO THE STATEMENT
                  OF ADDITIONAL INFORMATION DATED MAY 1, 2006

                              JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

On pages 86, in the section entitled "INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS" for J.P. Morgan Investment Management Inc. please add the following table under sub-section entitled "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST" for the JNL/JPMorgan International Value Fund:

The following table reflects information as of December 31, 2005:

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST

JNL/JPMorgan International Value Fund

                                                                       NUMBER OF                     TOTAL
Jeroen Huysinga                                                         ACCOUNTS                    ASSETS
                                                                        --------                    ------
registered investment companies: .......................                   6                      $1.867 (MM)
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   4                       $800 (MM)
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   12                     $2.595 (MM)
                                                                 -----------------------    ------------------------

On pages 88, in the section entitled "INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS" for J.P. Morgan Investment Management Inc. under sub-section entitled "SECURITY OWNERSHIP OF PORTFOLIO MANAGER(S)" please delete the table in its entirety and replace with the following:

SECURITY OWNERSHIP OF PORTFOLIO MANAGER(S)

------------------------------------ ------- --------------- ------------ ------------- -------------- ---------------- ------------
         PORTFOLIO MANAGER            NONE     $1-$10,000    $10,001-     $50,001-      $100,001-      $500,001-        OVER
                                                             $50,000      $100,000      $500,000       $1,000,000       $1,000,000
------------------------------------ ------- --------------- ------------ ------------- -------------- ---------------- ------------
------------------------------------ ------- --------------- ------------ ------------- -------------- ---------------- ------------
James Fisher, M.D.                     X
------------------------------------ ------- --------------- ------------ ------------- -------------- ---------------- ------------
------------------------------------ ------- --------------- ------------ ------------- -------------- ---------------- ------------
Gerd Woort-Menker, M.D.                X
------------------------------------ ------- --------------- ------------ ------------- -------------- ---------------- ------------
------------------------------------ ------- --------------- ------------ ------------- -------------- ---------------- ------------
Jeroen Huysinga                        X
------------------------------------ ------- --------------- ------------ ------------- -------------- ---------------- ------------



This Supplement is dated August 11, 2006.

(To be used with V3180 Rev. 05/06)

                                                                      V6028 8/06